Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Deposits paid | $	$ 838		$ 344
Prepayments | $	168		151
Other receivables | $	250		251
Other tax recoverable | $	258		2
Prepayments and other current assets | $	$ 1,514		$ 748
ZHEJIANG TIANLAN
Prepayments | ¥		¥ 16,632		¥ 19,962
Other receivables | ¥		10,448		13,988
Deposits for finance leases | ¥		0		17,512
Other current assets | ¥		1,307		1,397
Prepayments and other current assets | ¥		¥ 28,387		¥ 52,859